Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other payables
Trade and other payables

		As of
In thousands of EUR	Note	December 31, 2019	December 31, 2018
Trade payables		15,762	9,653
Invoices not yet received		19,292	18,155
Accrued employee benefit costs		7,943	6,488
Sundry accruals		13,441	12,996
Thereof to related parties	30	—	191
Trade and Other Payables		56,438	47,292